Subsequent Events (Details) $ in Millions	Mar. 05, 2022 USD ($)	Mar. 05, 2022 SFr / shares	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Commission rate			3.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Per share | SFr / shares		SFr 0.02
Aggregate offering price | $	$ 3.9